DEBT (Tables)	12 Months Ended
Dec. 31, 2018
DEBT
Schedule of debt

($ thousands)	December 31, 2018	December 31, 2017
Current:
Senior notes	$60,001	$27,656
Long-term:
Bank credit facility	$—	$—
Senior notes	636,849	644,723
Total debt	$696,850	$672,379

Senior Notes
DEBT
Schedule of debt

				Original	Remaining	CDN$ Carrying
			Coupon	Principal	Principal	Value
Issue Date	Interest Payment Dates	Principal Repayment	Rate	($ thousands)	($ thousands)	($ thousands)
September 3, 2014	March 3 and Sept 3	5 equal annual installments beginning September 3, 2022	3.79%	US$200,000	US$105,000	$143,189
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2019	4.34%	CDN$30,000	CDN$30,000	30,000
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	US$20,000	US$20,000	27,274
May 15, 2012	May 15 and Nov 15	5 equal annual installments beginning May 15, 2020	4.40%	US$355,000	US$298,000	406,383
June 18, 2009	June 18 and Dec 18	3 equal annual installments beginning June 18, 2019 - 2021	7.97%	US$225,000	US$66,000	90,004
				Total carrying value		$696,850